Consolidated Statements of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net income	R$ 23,924,636	R$ 17,542,153	R$ 14,502,765
Financial assets measured at fair value through other comprehensive income
- Net change in fair value	1,678,554	(9,562,432)	7,174,835
- Gains/(Losses) reclassified to statement of income	(99,338)	1,031,353	1,841,022
- Tax effect	(608,851)	3,611,789	(3,713,554)
Unrealized gains/(losses) on hedge
- Cash flow hedge	(368,425)	973,180	738,831
- Hedge of investment abroad	328,791	(833,498)	(5,799)
- Tax effect	8,889	(47,218)	(343,838)
Foreign currency translation differences of foreign operations	(172,692)	417,975	11,915
Items that will not be reclassified to the consolidated statement of income
Net change in fair value of equity instruments measured at fair value through other comprehensive income	(864,846)	(2,225,375)	(956,499)
Tax effect	306,222	787,343	331,966
Other	846,384	2,436,465	(1,200,819)
Total other comprehensive income/(loss)	1,054,688	(3,410,418)	3,878,060
Total comprehensive income	24,979,324	14,131,735	18,380,825
Attributable to shareholders:
Shareholders of the parent	24,727,394	13,842,482	18,129,389
Non-controlling interests	251,930	289,253	251,436
Total comprehensive income	R$ 24,979,324	R$ 14,131,735	R$ 18,380,825